Credit Facilities and Long-term Debt - Borrowings Under the Revolving Facility and Term Loan and Finance Lease Obligations (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings and Finance Lease Liabilities	$ 204,400,000	$ 244,700,000
Current portion of borrowings under credit facility and finance lease obligations	37,900,000	56,000,000
Long-term portion of borrowings under credit facility and finance lease obligations	166,500,000	188,700,000
Revolving Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	0	15,000,000
Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	187,500,000	212,500,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	187,500,000	227,500,000
Finance Lease Obligations
Disclosure of detailed information about borrowings [line items]
Borrowings and Finance Lease Liabilities	17,700,000	18,400,000
Unamortized debt issuance costs | Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings and Finance Lease Liabilities	(800,000)	(1,200,000)
Solar panel manufacturing equipment | Finance Lease Obligations
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,100,000	$ 15,300,000